PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of January 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 92.9%
Common Stocks
Argentina 5.4%
MercadoLibre, Inc.*	1,718	$ 1,139,034
Brazil 5.8%
Lojas Renner SA	38,284	515,179
Notre Dame Intermedica Participacoes SA	22,885	371,923
Raia Drogasil SA	11,916	344,436
		1,231,538
China 40.9%
Aier Eye Hosp. Group Co. Ltd. (Class A Stock)	54,654	307,614
Alibaba Group Holding Ltd., ADR*	7,729	1,596,734
BeiGene Ltd., ADR*	808	123,107
Hangzhou Tigermed Consulting Co. Ltd. (Class A Stock)	22,140	230,587
Innovent Biologics, Inc., 144A*	68,810	263,367
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	74,524	911,624
Jinxin Fertility Group Ltd., 144A*	163,476	217,639
Kweichow Moutai Co. Ltd. (Class A Stock)	3,131	449,750
Meituan Dianping (Class B Stock)*	53,539	677,031
Shenzhou International Group Holdings Ltd.	14,131	186,046
Tencent Holdings Ltd.	27,100	1,286,257
WuXi AppTec Co. Ltd. (Class H Stock), 144A	64,717	780,178
Wuxi Biologics Cayman, Inc., 144A*	80,626	1,022,368
Zai Lab Ltd., ADR*	11,181	570,119
		8,622,421
Hong Kong 1.8%
AIA Group Ltd.	39,255	385,689
India 13.3%
Asian Paints Ltd.	21,610	543,991
Biocon Ltd.	103,513	426,496
HDFC Bank Ltd., ADR	8,517	487,854
MakeMyTrip Ltd.*	25,411	584,453
Maruti Suzuki India Ltd.	4,301	415,671
Titan Co. Ltd.	20,284	337,741
		2,796,206
Indonesia 6.1%
Ace Hardware Indonesia Tbk PT	2,810,115	353,368

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Indonesia (cont’d.)
Indofood CBP Sukses Makmur Tbk PT	453,513	$ 377,722
Mitra Adiperkasa Tbk PT	7,739,015	543,738
		1,274,828
Macau 1.5%
Sands China Ltd.	65,159	312,021
Malaysia 1.4%
IHH Healthcare Bhd	208,247	287,491
Russia 1.4%
X5 Retail Group NV, GDR	8,319	304,922
South Korea 5.9%
Samsung Electronics Co. Ltd.	21,835	1,020,712
Samsung SDI Co. Ltd.	951	217,908
		1,238,620
Taiwan 6.8%
Sea Ltd., ADR*(a)	10,192	461,086
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	18,097	976,152
		1,437,238
Thailand 2.6%
CP ALL PCL	243,819	550,924

Total Long-Term Investments (cost $14,026,289)		19,580,932
Short-Term Investments 7.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	1,131,152	1,131,152

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $469,116; includes $468,107 of cash collateral for securities on loan)(b)(w)	469,163	$ 469,257

Total Short-Term Investments (cost $1,600,268)		1,600,409

TOTAL INVESTMENTS 100.5% (cost $15,626,557)		21,181,341
Liabilities in excess of other assets (0.5)%		(110,573)

Net Assets 100.0%		$ 21,070,768

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $452,400; cash collateral of $468,107 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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